Stock Options - Valuation assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stock Options
Risk-free interest rate	3.87%	3.87%
Exercise price	$ 100	$ 100
Share price	$ 52.06	$ 51.12
Expected life of options	3 years
Annualized volatility	63.00%	60.00%
Expected dividend yield	0.00%